Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 12,871	$ 12,431
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	192	(70)
Provision for credit losses recognized in income	(14)	(9)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(133)	(94)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	45	(173)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	65	840
Net foreign currency translation gains (losses) from hedging activities	5	(237)
Reclassification of losses (gains) on foreign currency translation to income	2
Reclassification of losses (gains) on net investment hedging activities to income	1
Foreign currency translation adjustments	73	603
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(559)	150
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(135)	107
Net change in cash flow hedges	(694)	257
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 17)	(942)	724
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	51	123
Net gains (losses) on equity securities designated at fair value through other comprehensive income	25	(2)
Total items that will not be reclassified subsequently to income	(866)	845
Total other comprehensive income (loss), net of taxes	(1,442)	1,532
Total comprehensive income (loss)	11,429	13,963
Total comprehensive income attributable to:
Shareholders	11,419	13,931
Non-controlling interests	10	32
Total comprehensive income (loss)	$ 11,429	$ 13,963